Organization and Basis of Presentation (Details)				3 Months Ended		12 Months Ended
	Jan. 28, 2025 shares	Oct. 16, 2024 $ / shares	Jan. 22, 2024 shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Organization and Basis of Presentation [Line Items]
Reverse stock split ratio	0.0006		0.0003
Conversion of stock, shares converted (in Shares) | shares			30
Conversion of shares issued (in Shares) | shares			1
Number Of Consecutive Business Days		30
Net loss | $				$ (2,051,085)	$ (2,681,433)	$ (15,038,536)	$ (120,254)
Accumulated deficit | $				(42,556,723)		(40,505,638)	(25,467,102)
Stockholders' equity | $				2,880,752	$ 9,473,145	4,708,382	6,647,715	$ 1,052,453
Cash and cash equivalents | $				$ 3,704,611		$ 6,499,018	$ 11,991,701
Subsequent Event [Member]
Organization and Basis of Presentation [Line Items]
Reverse stock split ratio	0.0006
Conversion of stock, shares converted (in Shares) | shares	16
Conversion of shares issued (in Shares) | shares	1
Minimum [Member]
Organization and Basis of Presentation [Line Items]
Bid Price of Common Stock Per Share (in Dollars per share) | $ / shares		$ 1
Until February 14, 2025 [Member]
Organization and Basis of Presentation [Line Items]
Number Of Consecutive Business Days		10
Until February 14, 2025 [Member] | Minimum [Member]
Organization and Basis of Presentation [Line Items]
Bid Price of Common Stock Per Share (in Dollars per share) | $ / shares		$ 1
Number Of Consecutive Business Days		10